Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Vessel revenue	$ 89,523	$ 94,859	$ 77,710
Commissions	(3,024)	(3,339)	(2,876)
Vessel revenue, net	86,499	91,520	74,834
Expenses:
Voyage expenses	(36,641)	(40,184)	(34,949)
Vessel operating expenses	(18,980)	(20,742)	(19,598)
Management fees	(989)	(1,042)	(1,016)
General and administration expenses	(5,989)	(6,500)	(5,081)
Amortization of deferred dry-docking costs	(844)	(634)	(870)
Depreciation	(11,016)	(10,876)	(10,518)
Impairment loss	0	(7,267)	0
Operating income	12,040	4,275	2,802
Other income / (expenses), net:
Interest and finance costs	(15,216)	(16,415)	(12,277)
Interest and finance costs - related party	(8,629)	(8,881)	(5,122)
Gain on debt refinancing	0	0	11,392
Interest and other income	213	83	47
Foreign currency exchange losses, net	(52)	(104)	(77)
Total other expenses, net	(23,684)	(25,317)	(6,037)
Net loss before income taxes	(11,644)	(21,042)	(3,235)
Income taxes	(54)	(16)	0
Net loss	$ (11,698)	$ (21,058)	$ (3,235)
Net loss per common share
Basic and diluted (in dollars per share)	$ (0.76)	$ (8.40)	$ (1.35)
Weighted average common shares outstanding
Basic and diluted (in shares)	15,332,755	2,507,087	2,389,719